Deferred Tax (Tables)	12 Months Ended
Mar. 31, 2019
Deferred Tax
Schedule of unrecognized deferred tax assets

	March 31,
Particulars	2018	2019
Deductible temporary differences	178,275	243,932
Tax loss carry forward and unabsorbed depreciation	1,929,178	3,249,820
Total	2,107,453	3,493,752

Schedule of recognized deferred tax assets

	March 31,
	2018	2019
Property, plant and equipment & intangible assets	18,438	22,136
Trade and other receivables	36,990	55,649
Rent Equalisation reserve	1,021	680
Employee benefits	12,614	16,260
Minimum alternate tax recoverable	5,027	1,754
Unutilised business losses	—	16,645
Provision for expenses	26,642	7,349
Deferred tax asset	100,732	120,473
OCI gratuity	1,917	2,696
Total deferred tax asset (A)	102,649	123,169
Deferred tax liablities are attributable to the following -
Property, plant and equipment & intangible assets	(44,460)	(42,503)
Total deferred tax liability (B)	(44,460)	(42,503)
Net deferred tax asset (A - B)	58,189	80,666

Schedule of changes in deferred tax assets

	Balance	Acquired		Recognised
	as on	through	Recognised	in other	Unused/	Balance
	March 31,	business	in profit	comprehensive	utilized	as on March, 31
Particulars	2018	combination	or loss	income	tax credit	2019
Provision for gratuity	(1,581)	—	1,868	—	—	287
Provision for long term compensated absences	5,952	—	2,412	—	—	8,364
Rent equalization reserve	1,021	—	(341)	—	—	680
Provision for doubtful debts	36,990	—	18,659	—	—	55,649
Bonus payable	8,243	—	(633)	—	—	7,609
Fixed assets - WDV	(26,022)	(2,422)	8,077	—	—	(20,367)
Expenses disallowed u/s 40(a)(ia) & 43B	26,642	—	(19,293)	—	—	7,349
Minimum alternate tax	5,027	—	—	—	(3,274)	1,754
Tax loss carry forwards	—	—	16,645	—	—	16,645
OCI-Gratuity	1,917	—	—	779	—	2,696
Deferred tax assets	58,189	(2,422)	27,394	779	(3,274)	80,666